Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS VARIABLE INSURANCE TRUST
Entity Central Index Key	0000918571
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000007303 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Bond Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Total Return Bond Series for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Total Return Bond Series (fund) provided a total return of 6.94%, at net asset value. This compares with a return of 7.30% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's exposure to the collateralized mortgage obligations (CMO) sector, for which the benchmark has no exposure, benefited relative performance. An underweight exposure to the treasury sector further lifted relative results.
    The fund's overweight allocation to BB-rated bonds, particularly within the industrials sector, also supported relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's underweight allocation and bond selection within the mortgage-backed securities (MBS) agency fixed rate sector, primarily AA-rated bonds, held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	6.94%	(0.09)%	2.38%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	7.30%	(0.36)%	2.01%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/vitsc for more recent performance information.
Net Assets	$ 1,494,974,613
Holdings Count | Holding	744
Advisory Fees Paid, Amount	$ 7,249,257	[1]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	1,494,974,613	Average Effective Maturity (yrs):	7.0
Total Number of Holdings:	744	Average Effective Duration (yrs):	5.9
Total Management Fee ($)#:	7,249,257
Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Fixed Income	98.4%
Money Market Funds	1.6%
Composition including fixed income credit
quality
AAA	13.1%
AA	5.9%
A	9.3%
BBB	24.3%
BB	4.3%
B	2.0%
U.S. Government	22.0%
Federal Agencies	17.2%
Not Rated	0.3%
Money Market Funds	1.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]	Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
C000007302 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Bond Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Total Return Bond Series for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Total Return Bond Series (fund) provided a total return of 7.17%, at net asset value. This compares with a return of 7.30% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's exposure to the collateralized mortgage obligations (CMO) sector, for which the benchmark has no exposure, benefited relative performance. An underweight exposure to the treasury sector further lifted relative results.
    The fund's overweight allocation to BB-rated bonds, particularly within the industrials sector, also supported relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's underweight allocation and bond selection within the mortgage-backed securities (MBS) agency fixed rate sector, primarily AA-rated bonds, held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	7.17%	0.15%	2.63%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	7.30%	(0.36)%	2.01%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/vitic for more recent performance information.
Net Assets	$ 1,494,974,613
Holdings Count | Holding	744
Advisory Fees Paid, Amount	$ 7,249,257	[2]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	1,494,974,613	Average Effective Maturity (yrs):	7.0
Total Number of Holdings:	744	Average Effective Duration (yrs):	5.9
Total Management Fee ($)#:	7,249,257
Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Fixed Income	98.4%
Money Market Funds	1.6%
Composition including fixed income credit
quality
AAA	13.1%
AA	5.9%
A	9.3%
BBB	24.3%
BB	4.3%
B	2.0%
U.S. Government	22.0%
Federal Agencies	17.2%
Not Rated	0.3%
Money Market Funds	1.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]	Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
C000007306 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research Series for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Research Series (fund) provided a total return of 12.85%, at net asset value. This compares with a return of 17.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection in both the capital goods and financial services sectors benefited relative performance.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the technology, communication services, and consumer cyclicals sectors held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	12.85%	11.15%	12.93%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/vitic for more recent performance information.
Net Assets	$ 374,511,679
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 3,050,904	[3]
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	374,511,679	Total Management Fee ($)#:	3,050,904
Total Number of Holdings:	99	Portfolio Turnover Rate (%):	42
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	34.6%
Financial Services	13.5%
Capital Goods	12.5%
Communication Services	10.6%
Consumer Cyclicals	10.2%
Health Care	9.9%
Energy	5.3%
Consumer Staples	3.0%
Top ten holdings
NVIDIA Corp.	8.3%
Microsoft Corp.	7.3%
Apple, Inc.	6.2%
Amazon.com, Inc.	4.8%
Alphabet, Inc., "A"	4.4%
Meta Platforms, Inc., "A"	3.3%
Broadcom, Inc.	3.2%
Mastercard, Inc., "A"	2.8%
JPMorgan Chase & Co.	2.6%
Johnson & Johnson	1.5%

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	8.3%
Microsoft Corp.	7.3%
Apple, Inc.	6.2%
Amazon.com, Inc.	4.8%
Alphabet, Inc., "A"	4.4%
Meta Platforms, Inc., "A"	3.3%
Broadcom, Inc.	3.2%
Mastercard, Inc., "A"	2.8%
JPMorgan Chase & Co.	2.6%
Johnson & Johnson	1.5%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Initial Class shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.74% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027.

Material Fund Change Expenses [Text Block]
Effective August 1, 2025, for Initial Class shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.74% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	insurancefunds.mfs.com
C000007307 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research Series for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Research Series (fund) provided a total return of 12.57%, at net asset value. This compares with a return of 17.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection in both the capital goods and financial services sectors benefited relative performance.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the technology, communication services, and consumer cyclicals sectors held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	12.57%	10.87%	12.65%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/vitsc for more recent performance information.
Net Assets	$ 374,511,679
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 3,050,904	[4]
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	374,511,679	Total Management Fee ($)#:	3,050,904
Total Number of Holdings:	99	Portfolio Turnover Rate (%):	42
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	34.6%
Financial Services	13.5%
Capital Goods	12.5%
Communication Services	10.6%
Consumer Cyclicals	10.2%
Health Care	9.9%
Energy	5.3%
Consumer Staples	3.0%
Top ten holdings
NVIDIA Corp.	8.3%
Microsoft Corp.	7.3%
Apple, Inc.	6.2%
Amazon.com, Inc.	4.8%
Alphabet, Inc., "A"	4.4%
Meta Platforms, Inc., "A"	3.3%
Broadcom, Inc.	3.2%
Mastercard, Inc., "A"	2.8%
JPMorgan Chase & Co.	2.6%
Johnson & Johnson	1.5%

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	8.3%
Microsoft Corp.	7.3%
Apple, Inc.	6.2%
Amazon.com, Inc.	4.8%
Alphabet, Inc., "A"	4.4%
Meta Platforms, Inc., "A"	3.3%
Broadcom, Inc.	3.2%
Mastercard, Inc., "A"	2.8%
JPMorgan Chase & Co.	2.6%
Johnson & Johnson	1.5%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Service Class shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.99% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027.

Material Fund Change Expenses [Text Block]
Effective August 1, 2025, for Service Class shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.99% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	insurancefunds.mfs.com
C000007311 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Total Return Series for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$91	0.86%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Total Return Series (fund) provided a total return of 10.91%, at net asset value. This compares with returns of 17.88% and 7.30% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 13.70%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, stock selection within the financials sector benefited relative performance. The combination of an underweight position and stock selection in the consumer discretionary sector further lifted relative returns.
    Within the fixed income portion of the fund, the fund's exposure to collateralized mortgage obligations (CMOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector aided relative performance.
  Top detractors from performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, stock selection and an underweight position within both the information technology and communication services sectors held back relative performance.
    Within the fixed income portion of the fund, bond selection within the mortgage-backed securities (MBS) agency fixed rate sector, particularly AA-rated securities, weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	10.91%	6.16%	7.36%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
MFS Total Return Blended Index ∆	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Bond Index ∆	7.30%	(0.36)%	2.01%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/vitsc for more recent performance information.
Net Assets	$ 2,071,012,569
Holdings Count | Holding	917
Advisory Fees Paid, Amount	$ 13,722,080	[5]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	2,071,012,569	Total Management Fee ($)#:	13,722,080
Total Number of Holdings:	917	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	60.3%
Fixed Income	39.3%
Money Market Funds	0.4%
Equity sectors
Financials	15.7%
Health Care	11.8%
Industrials	6.8%
Consumer Staples	5.2%
Information Technology	4.9%
Energy	4.1%
Communication Services	4.0%
Utilities	2.9%
Consumer Discretionary	2.7%
Materials	2.2%
Composition including fixed income credit
quality
AAA	5.0%
AA	2.2%
A	5.1%
BBB	7.4%
CCC	0.0%
U.S. Government	9.7%
Federal Agencies	9.9%
Not Rated	0.0%
Non-Fixed Income	60.3%
Money Market Funds	0.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007310 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Total Return Series for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$64	0.61%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Total Return Series (fund) provided a total return of 11.16%, at net asset value. This compares with returns of 17.88% and 7.30% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 13.70%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, stock selection within the financials sector benefited relative performance. The combination of an underweight position and stock selection in the consumer discretionary sector further lifted relative returns.
    Within the fixed income portion of the fund, the fund's exposure to collateralized mortgage obligations (CMOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector aided relative performance.
  Top detractors from performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, stock selection and an underweight position within both the information technology and communication services sectors held back relative performance.
    Within the fixed income portion of the fund, bond selection within the mortgage-backed securities (MBS) agency fixed rate sector, particularly AA-rated securities, weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	11.16%	6.42%	7.63%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
MFS Total Return Blended Index ∆	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Bond Index ∆	7.30%	(0.36)%	2.01%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/vitic for more recent performance information.
Net Assets	$ 2,071,012,569
Holdings Count | Holding	917
Advisory Fees Paid, Amount	$ 13,722,080	[6]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	2,071,012,569	Total Management Fee ($)#:	13,722,080
Total Number of Holdings:	917	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	60.3%
Fixed Income	39.3%
Money Market Funds	0.4%
Equity sectors
Financials	15.7%
Health Care	11.8%
Industrials	6.8%
Consumer Staples	5.2%
Information Technology	4.9%
Energy	4.1%
Communication Services	4.0%
Utilities	2.9%
Consumer Discretionary	2.7%
Materials	2.2%
Composition including fixed income credit
quality
AAA	5.0%
AA	2.2%
A	5.1%
BBB	7.4%
CCC	0.0%
U.S. Government	9.7%
Federal Agencies	9.9%
Not Rated	0.0%
Non-Fixed Income	60.3%
Money Market Funds	0.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007312 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Utilities Series for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$84	0.78%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Utilities Series (fund) provided a total return of 15.01%, at net asset value. This compares with a return of 17.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 16.04%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the water utilities industry contributed to relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another factor that benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    The fund’s positioning in the telecom-infrastructure industry, for which the benchmark has no exposure, held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	15.01%	7.64%	9.49%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
Standard & Poor's 500 Utilities Index ∆	16.04%	9.73%	10.61%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/vitic for more recent performance information.
Net Assets	$ 1,164,807,477
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 8,311,869	[7]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	1,164,807,477	Total Management Fee ($)#:	8,311,869
Total Number of Holdings:	37	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
NextEra Energy, Inc.	11.8%
Constellation Energy	8.6%
PG&E Corp.	5.9%
Xcel Energy, Inc.	5.2%
Sempra	5.0%
Vistra Corp.	4.1%
DTE Energy Co.	3.8%
Dominion Energy, Inc.	3.8%
American Electric Power Co., Inc.	3.7%
Ameren Corp.	3.7%
Industry allocation
Utilities - Electric Power	92.1%
Natural Gas - Distribution	4.0%
Energy - Renewables	2.2%
Utilities - Water	1.7%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	11.8%
Constellation Energy	8.6%
PG&E Corp.	5.9%
Xcel Energy, Inc.	5.2%
Sempra	5.0%
Vistra Corp.	4.1%
DTE Energy Co.	3.8%
Dominion Energy, Inc.	3.8%
American Electric Power Co., Inc.	3.7%
Ameren Corp.	3.7%

C000007313 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Utilities Series for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$111	1.03%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Utilities Series (fund) provided a total return of 14.76%, at net asset value. This compares with a return of 17.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 16.04%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the water utilities industry contributed to relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another factor that benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    The fund’s positioning in the telecom-infrastructure industry, for which the benchmark has no exposure, held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	14.76%	7.38%	9.22%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
Standard & Poor's 500 Utilities Index ∆	16.04%	9.73%	10.61%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/vitsc for more recent performance information.
Net Assets	$ 1,164,807,477
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 8,311,869	[8]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	1,164,807,477	Total Management Fee ($)#:	8,311,869
Total Number of Holdings:	37	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
NextEra Energy, Inc.	11.8%
Constellation Energy	8.6%
PG&E Corp.	5.9%
Xcel Energy, Inc.	5.2%
Sempra	5.0%
Vistra Corp.	4.1%
DTE Energy Co.	3.8%
Dominion Energy, Inc.	3.8%
American Electric Power Co., Inc.	3.7%
Ameren Corp.	3.7%
Industry allocation
Utilities - Electric Power	92.1%
Natural Gas - Distribution	4.0%
Energy - Renewables	2.2%
Utilities - Water	1.7%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	11.8%
Constellation Energy	8.6%
PG&E Corp.	5.9%
Xcel Energy, Inc.	5.2%
Sempra	5.0%
Vistra Corp.	4.1%
DTE Energy Co.	3.8%
Dominion Energy, Inc.	3.8%
American Electric Power Co., Inc.	3.7%
Ameren Corp.	3.7%

C000007315 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Value Series for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$100	0.94%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Value Series (fund) provided a total return of 12.77%, at net asset value. This compares with a return of 17.15% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 15.91%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Security selection within the health care sector aided relative performance.
    Stock selection and an underweight position in the real estate sector also strengthened relative results.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Security selection and an underweight allocation to the information technology sector held back relative performance.
    The fund's underweight position in the communication services sector further weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	12.77%	9.69%	9.77%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.15%	13.15%	14.29%
Russell 1000® Value Index ∆	15.91%	11.33%	10.53%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/vitsc for more recent performance information.
Net Assets	$ 2,006,423,824
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 16,487,698	[9]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	2,006,423,824	Total Management Fee ($)#:	16,487,698
Total Number of Holdings:	72	Portfolio Turnover Rate (%):	11
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	32.0%
Industrials	17.9%
Health Care	14.8%
Utilities	8.7%
Information Technology	8.4%
Energy	5.7%
Consumer Staples	5.0%
Consumer Discretionary	3.4%
Real Estate	2.1%
Materials	1.3%
Top ten holdings
JPMorgan Chase & Co.	4.9%
Progressive Corp.	3.4%
McKesson Corp.	3.0%
Cigna Group	2.9%
RTX Corp.	2.7%
Johnson & Johnson	2.6%
Boeing Co.	2.5%
Morgan Stanley	2.4%
American Express Co.	2.4%
Analog Devices, Inc.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	4.9%
Progressive Corp.	3.4%
McKesson Corp.	3.0%
Cigna Group	2.9%
RTX Corp.	2.7%
Johnson & Johnson	2.6%
Boeing Co.	2.5%
Morgan Stanley	2.4%
American Express Co.	2.4%
Analog Devices, Inc.	2.2%

C000007314 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Value Series for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Value Series (fund) provided a total return of 13.01%, at net asset value. This compares with a return of 17.15% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 15.91%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Security selection within the health care sector aided relative performance.
    Stock selection and an underweight position in the real estate sector also strengthened relative results.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Security selection and an underweight allocation to the information technology sector held back relative performance.
    The fund's underweight position in the communication services sector further weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	13.01%	9.95%	10.05%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.15%	13.15%	14.29%
Russell 1000® Value Index ∆	15.91%	11.33%	10.53%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/vitic for more recent performance information.
Net Assets	$ 2,006,423,824
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 16,487,698	[10]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	2,006,423,824	Total Management Fee ($)#:	16,487,698
Total Number of Holdings:	72	Portfolio Turnover Rate (%):	11
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	32.0%
Industrials	17.9%
Health Care	14.8%
Utilities	8.7%
Information Technology	8.4%
Energy	5.7%
Consumer Staples	5.0%
Consumer Discretionary	3.4%
Real Estate	2.1%
Materials	1.3%
Top ten holdings
JPMorgan Chase & Co.	4.9%
Progressive Corp.	3.4%
McKesson Corp.	3.0%
Cigna Group	2.9%
RTX Corp.	2.7%
Johnson & Johnson	2.6%
Boeing Co.	2.5%
Morgan Stanley	2.4%
American Express Co.	2.4%
Analog Devices, Inc.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	4.9%
Progressive Corp.	3.4%
McKesson Corp.	3.0%
Cigna Group	2.9%
RTX Corp.	2.7%
Johnson & Johnson	2.6%
Boeing Co.	2.5%
Morgan Stanley	2.4%
American Express Co.	2.4%
Analog Devices, Inc.	2.2%

C000007316 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Growth Series for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$76	0.72%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Growth Series (fund) provided a total return of 12.19%, at net asset value. This compares with a return of 17.15% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 18.56%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within both the industrials and consumer staples sectors strengthened relative performance.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Security selection within the information technology, health care, financials, and consumer discretionary sectors weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	12.19%	11.10%	15.60%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.15%	13.15%	14.29%
Russell 1000® Growth Index ∆	18.56%	15.32%	18.13%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/vitic for more recent performance information.
Net Assets	$ 2,188,913,082
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 14,783,378	[11]
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	2,188,913,082	Total Management Fee ($)#:	14,783,378
Total Number of Holdings:	69	Portfolio Turnover Rate (%):	45
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Information Technology	48.8%
Communication Services	14.7%
Consumer Discretionary	9.2%
Financials	8.4%
Industrials	7.5%
Health Care	6.5%
Consumer Staples	1.5%
Materials	1.0%
Real Estate	0.6%
Energy	0.6%
Utilities	0.6%
Top ten holdings
NVIDIA Corp.	14.1%
Microsoft Corp.	12.4%
Alphabet, Inc., "A"	8.2%
Amazon.com, Inc.	6.8%
Apple, Inc.	6.8%
Mastercard, Inc., "A"	3.4%
Meta Platforms, Inc., "A"	3.2%
Broadcom, Inc.	2.9%
Amphenol Corp., "A"	1.8%
GE Vernova, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	14.1%
Microsoft Corp.	12.4%
Alphabet, Inc., "A"	8.2%
Amazon.com, Inc.	6.8%
Apple, Inc.	6.8%
Mastercard, Inc., "A"	3.4%
Meta Platforms, Inc., "A"	3.2%
Broadcom, Inc.	2.9%
Amphenol Corp., "A"	1.8%
GE Vernova, Inc.	1.7%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available on April 30, 2026 at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.
The fund was reclassified from a diversified fund to a non-diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.

Material Fund Change Risks Change [Text Block]	The fund was reclassified from a diversified fund to a non-diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available on April 30, 2026 at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	insurancefunds.mfs.com
C000007317 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Growth Series for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$103	0.97%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Growth Series (fund) provided a total return of 11.90%, at net asset value. This compares with a return of 17.15% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 18.56%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within both the industrials and consumer staples sectors strengthened relative performance.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Security selection within the information technology, health care, financials, and consumer discretionary sectors weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	11.90%	10.82%	15.31%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.15%	13.15%	14.29%
Russell 1000® Growth Index ∆	18.56%	15.32%	18.13%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/vitsc for more recent performance information.
Net Assets	$ 2,188,913,082
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 14,783,378	[12]
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	2,188,913,082	Total Management Fee ($)#:	14,783,378
Total Number of Holdings:	69	Portfolio Turnover Rate (%):	45
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Information Technology	48.8%
Communication Services	14.7%
Consumer Discretionary	9.2%
Financials	8.4%
Industrials	7.5%
Health Care	6.5%
Consumer Staples	1.5%
Materials	1.0%
Real Estate	0.6%
Energy	0.6%
Utilities	0.6%
Top ten holdings
NVIDIA Corp.	14.1%
Microsoft Corp.	12.4%
Alphabet, Inc., "A"	8.2%
Amazon.com, Inc.	6.8%
Apple, Inc.	6.8%
Mastercard, Inc., "A"	3.4%
Meta Platforms, Inc., "A"	3.2%
Broadcom, Inc.	2.9%
Amphenol Corp., "A"	1.8%
GE Vernova, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	14.1%
Microsoft Corp.	12.4%
Alphabet, Inc., "A"	8.2%
Amazon.com, Inc.	6.8%
Apple, Inc.	6.8%
Mastercard, Inc., "A"	3.4%
Meta Platforms, Inc., "A"	3.2%
Broadcom, Inc.	2.9%
Amphenol Corp., "A"	1.8%
GE Vernova, Inc.	1.7%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available on April 30, 2026 at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.
The fund was reclassified from a diversified fund to a non-diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.

Material Fund Change Risks Change [Text Block]	The fund was reclassified from a diversified fund to a non-diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available on April 30, 2026 at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	insurancefunds.mfs.com
C000007319 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Equity Series for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$126	1.18%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Global Equity Series (fund) provided a total return of 13.28%, at net asset value. This compares with a return of 21.09% for the fund’s benchmark, the MSCI World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI World Index:
    Security selection and an underweight position in the consumer discretionary sector aided relative performance. The fund's avoidance of both the real estate and energy sectors further supported relative results.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Security selection within the materials, industrials, financials, communication services, and consumer staples sectors weighed on the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	13.28%	5.45%	8.64%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	21.09%	12.15%	12.17%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/vitsc for more recent performance information.
Net Assets	$ 40,712,790
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 388,102	[13]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	40,712,790	Total Management Fee ($)#:	388,102
Total Number of Holdings:	81	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	100.0%
Money Market Funds	0.0%
Top ten holdings
Microsoft Corp.	4.1%
Alphabet, Inc., "A"	3.8%
Amazon.com, Inc.	3.3%
Visa, Inc., "A"	3.2%
Charles Schwab Corp.	2.7%
Schneider Electric SE	2.5%
Willis Towers Watson PLC	2.5%
Medtronic PLC	2.5%
Thermo Fisher Scientific, Inc.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
Issuer country weightings
United States	53.4%
France	12.0%
United Kingdom	9.5%
Switzerland	5.5%
Germany	4.0%
Spain	3.5%
Canada	2.6%
Japan	1.8%
Netherlands	1.2%
Other Countries	6.5%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	4.1%
Alphabet, Inc., "A"	3.8%
Amazon.com, Inc.	3.3%
Visa, Inc., "A"	3.2%
Charles Schwab Corp.	2.7%
Schneider Electric SE	2.5%
Willis Towers Watson PLC	2.5%
Medtronic PLC	2.5%
Thermo Fisher Scientific, Inc.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.3%

C000007318 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Equity Series for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$99	0.93%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Global Equity Series (fund) provided a total return of 13.59%, at net asset value. This compares with a return of 21.09% for the fund’s benchmark, the MSCI World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI World Index:
    Security selection and an underweight position in the consumer discretionary sector aided relative performance. The fund's avoidance of both the real estate and energy sectors further supported relative results.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Security selection within the materials, industrials, financials, communication services, and consumer staples sectors weighed on the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	13.59%	5.72%	8.91%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	21.09%	12.15%	12.17%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/vitic for more recent performance information.
Net Assets	$ 40,712,790
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 388,102	[14]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	40,712,790	Total Management Fee ($)#:	388,102
Total Number of Holdings:	81	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	100.0%
Money Market Funds	0.0%
Top ten holdings
Microsoft Corp.	4.1%
Alphabet, Inc., "A"	3.8%
Amazon.com, Inc.	3.3%
Visa, Inc., "A"	3.2%
Charles Schwab Corp.	2.7%
Schneider Electric SE	2.5%
Willis Towers Watson PLC	2.5%
Medtronic PLC	2.5%
Thermo Fisher Scientific, Inc.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
Issuer country weightings
United States	53.4%
France	12.0%
United Kingdom	9.5%
Switzerland	5.5%
Germany	4.0%
Spain	3.5%
Canada	2.6%
Japan	1.8%
Netherlands	1.2%
Other Countries	6.5%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	4.1%
Alphabet, Inc., "A"	3.8%
Amazon.com, Inc.	3.3%
Visa, Inc., "A"	3.2%
Charles Schwab Corp.	2.7%
Schneider Electric SE	2.5%
Willis Towers Watson PLC	2.5%
Medtronic PLC	2.5%
Thermo Fisher Scientific, Inc.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.3%

C000007324 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Investors Trust Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Investors Trust Series for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Investors Trust Series (fund) provided a total return of 13.57%, at net asset value. This compares with a return of 17.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    The fund's underweight position in the consumer discretionary sector benefited relative performance.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Security selection and an underweight position in the information technology sector detracted from relative returns.
    Stock selection within both the consumer staples and financials sectors further dampened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	13.57%	11.33%	12.49%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/vitic for more recent performance information.
Net Assets	$ 246,942,754
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 2,529,427	[15]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	246,942,754	Total Management Fee ($)#:	2,529,427
Total Number of Holdings:	66	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	34.0%
Financials	15.2%
Health Care	10.8%
Industrials	10.6%
Communication Services	9.0%
Consumer Discretionary	7.3%
Consumer Staples	5.0%
Utilities	3.1%
Energy	2.6%
Materials	1.2%
Real Estate	0.4%
Top ten holdings
Microsoft Corp.	7.8%
NVIDIA Corp.	6.8%
Apple, Inc.	6.6%
Alphabet, Inc., "A"	5.9%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., "A"	3.2%
JPMorgan Chase & Co.	2.8%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
Mastercard, Inc., "A"	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	7.8%
NVIDIA Corp.	6.8%
Apple, Inc.	6.6%
Alphabet, Inc., "A"	5.9%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., "A"	3.2%
JPMorgan Chase & Co.	2.8%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
Mastercard, Inc., "A"	1.9%

C000007325 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Investors Trust Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Investors Trust Series for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$106	0.99%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Investors Trust Series (fund) provided a total return of 13.32%, at net asset value. This compares with a return of 17.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    The fund's underweight position in the consumer discretionary sector benefited relative performance.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Security selection and an underweight position in the information technology sector detracted from relative returns.
    Stock selection within both the consumer staples and financials sectors further dampened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	13.32%	11.06%	12.21%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/vitsc for more recent performance information.
Net Assets	$ 246,942,754
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 2,529,427	[16]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	246,942,754	Total Management Fee ($)#:	2,529,427
Total Number of Holdings:	66	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	34.0%
Financials	15.2%
Health Care	10.8%
Industrials	10.6%
Communication Services	9.0%
Consumer Discretionary	7.3%
Consumer Staples	5.0%
Utilities	3.1%
Energy	2.6%
Materials	1.2%
Real Estate	0.4%
Top ten holdings
Microsoft Corp.	7.8%
NVIDIA Corp.	6.8%
Apple, Inc.	6.6%
Alphabet, Inc., "A"	5.9%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., "A"	3.2%
JPMorgan Chase & Co.	2.8%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
Mastercard, Inc., "A"	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	7.8%
NVIDIA Corp.	6.8%
Apple, Inc.	6.6%
Alphabet, Inc., "A"	5.9%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., "A"	3.2%
JPMorgan Chase & Co.	2.8%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
Mastercard, Inc., "A"	1.9%

C000007327 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Growth Series for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$107	1.05%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Mid Cap Growth Series (fund) provided a total return of 3.40%, at net asset value. This compares with a return of 17.15% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 8.66%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Security selection within both the communication services and energy sectors aided relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Security selection and underweight positions in the information technology, industrials, and health care sectors weakened relative performance.
    Stock selection within the consumer discretionary sector also detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	3.40%	3.03%	11.32%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.15%	13.15%	14.29%
Russell Midcap® Growth Index ∆	8.66%	6.65%	12.49%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/vitsc for more recent performance information.
Net Assets	$ 342,201,726
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 2,591,474	[17]
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	342,201,726	Total Management Fee ($)#:	2,591,474
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	62
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Equity sectors
Information Technology	19.7%
Consumer Discretionary	16.4%
Health Care	15.9%
Industrials	15.0%
Communication Services	10.7%
Financials	8.3%
Energy	4.2%
Real Estate	2.7%
Utilities	2.7%
Consumer Staples	1.6%
Materials	1.4%
Top ten holdings
Howmet Aerospace, Inc.	4.1%
Take-Two Interactive Software, Inc.	3.4%
Vistra Corp.	2.7%
Monolithic Power Systems, Inc.	2.5%
Guidewire Software, Inc.	2.4%
Natera, Inc.	2.3%
LPL Financial Holdings, Inc.	2.3%
CBRE Group, Inc., "A"	2.2%
Live Nation Entertainment, Inc.	2.2%
TKO Group Holdings, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Howmet Aerospace, Inc.	4.1%
Take-Two Interactive Software, Inc.	3.4%
Vistra Corp.	2.7%
Monolithic Power Systems, Inc.	2.5%
Guidewire Software, Inc.	2.4%
Natera, Inc.	2.3%
LPL Financial Holdings, Inc.	2.3%
CBRE Group, Inc., "A"	2.2%
Live Nation Entertainment, Inc.	2.2%
TKO Group Holdings, Inc.	2.1%

C000007326 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Growth Series for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Mid Cap Growth Series (fund) provided a total return of 3.66%, at net asset value. This compares with a return of 17.15% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 8.66%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Security selection within both the communication services and energy sectors aided relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Security selection and underweight positions in the information technology, industrials, and health care sectors weakened relative performance.
    Stock selection within the consumer discretionary sector also detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	3.66%	3.26%	11.60%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.15%	13.15%	14.29%
Russell Midcap® Growth Index ∆	8.66%	6.65%	12.49%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/vitic for more recent performance information.
Net Assets	$ 342,201,726
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 2,591,474	[18]
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	342,201,726	Total Management Fee ($)#:	2,591,474
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	62
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Equity sectors
Information Technology	19.7%
Consumer Discretionary	16.4%
Health Care	15.9%
Industrials	15.0%
Communication Services	10.7%
Financials	8.3%
Energy	4.2%
Real Estate	2.7%
Utilities	2.7%
Consumer Staples	1.6%
Materials	1.4%
Top ten holdings
Howmet Aerospace, Inc.	4.1%
Take-Two Interactive Software, Inc.	3.4%
Vistra Corp.	2.7%
Monolithic Power Systems, Inc.	2.5%
Guidewire Software, Inc.	2.4%
Natera, Inc.	2.3%
LPL Financial Holdings, Inc.	2.3%
CBRE Group, Inc., "A"	2.2%
Live Nation Entertainment, Inc.	2.2%
TKO Group Holdings, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Howmet Aerospace, Inc.	4.1%
Take-Two Interactive Software, Inc.	3.4%
Vistra Corp.	2.7%
Monolithic Power Systems, Inc.	2.5%
Guidewire Software, Inc.	2.4%
Natera, Inc.	2.3%
LPL Financial Holdings, Inc.	2.3%
CBRE Group, Inc., "A"	2.2%
Live Nation Entertainment, Inc.	2.2%
TKO Group Holdings, Inc.	2.1%

C000007329 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Series for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$93	0.87%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS New Discovery Series (fund) provided a total return of 12.96%, at net asset value. This compares with a return of 17.15% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 13.01%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Security selection within the consumer discretionary sector benefited relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Security selection within both the industrials and materials sectors weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	12.96%	(0.28)%	10.74%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.15%	13.15%	14.29%
Russell 2000® Growth Index ∆	13.01%	3.18%	9.57%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/vitic for more recent performance information.
Net Assets	$ 740,153,533
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 6,303,343	[19]
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	740,153,533	Total Management Fee ($)#:	6,303,343
Total Number of Holdings:	115	Portfolio Turnover Rate (%):	79
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	92.9%
Money Market Funds	7.1%
Equity sectors
Health Care	26.4%
Information Technology	21.8%
Industrials	16.7%
Consumer Discretionary	11.1%
Financials	6.1%
Energy	4.2%
Consumer Staples	2.3%
Materials	2.2%
Real Estate	2.1%
Top ten holdings
Advanced Energy Industries, Inc.	2.2%
Ligand Pharmaceuticals, Inc.	2.2%
Bio-Techne Corp.	1.8%
JFrog Ltd.	1.7%
nVent Electric PLC	1.7%
QXO, Inc.	1.7%
Genius Sports Ltd.	1.5%
Flowserve Corp.	1.5%
Schrodinger, Inc.	1.4%
MACOM Technology Solutions Holdings, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Advanced Energy Industries, Inc.	2.2%
Ligand Pharmaceuticals, Inc.	2.2%
Bio-Techne Corp.	1.8%
JFrog Ltd.	1.7%
nVent Electric PLC	1.7%
QXO, Inc.	1.7%
Genius Sports Ltd.	1.5%
Flowserve Corp.	1.5%
Schrodinger, Inc.	1.4%
MACOM Technology Solutions Holdings, Inc.	1.4%

C000007330 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Series for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$119	1.12%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS New Discovery Series (fund) provided a total return of 12.56%, at net asset value. This compares with a return of 17.15% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 13.01%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Security selection within the consumer discretionary sector benefited relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Security selection within both the industrials and materials sectors weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	12.56%	(0.54)%	10.46%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.15%	13.15%	14.29%
Russell 2000® Growth Index ∆	13.01%	3.18%	9.57%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/vitsc for more recent performance information.
Net Assets	$ 740,153,533
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 6,303,343	[20]
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	740,153,533	Total Management Fee ($)#:	6,303,343
Total Number of Holdings:	115	Portfolio Turnover Rate (%):	79
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	92.9%
Money Market Funds	7.1%
Equity sectors
Health Care	26.4%
Information Technology	21.8%
Industrials	16.7%
Consumer Discretionary	11.1%
Financials	6.1%
Energy	4.2%
Consumer Staples	2.3%
Materials	2.2%
Real Estate	2.1%
Top ten holdings
Advanced Energy Industries, Inc.	2.2%
Ligand Pharmaceuticals, Inc.	2.2%
Bio-Techne Corp.	1.8%
JFrog Ltd.	1.7%
nVent Electric PLC	1.7%
QXO, Inc.	1.7%
Genius Sports Ltd.	1.5%
Flowserve Corp.	1.5%
Schrodinger, Inc.	1.4%
MACOM Technology Solutions Holdings, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Advanced Energy Industries, Inc.	2.2%
Ligand Pharmaceuticals, Inc.	2.2%
Bio-Techne Corp.	1.8%
JFrog Ltd.	1.7%
nVent Electric PLC	1.7%
QXO, Inc.	1.7%
Genius Sports Ltd.	1.5%
Flowserve Corp.	1.5%
Schrodinger, Inc.	1.4%
MACOM Technology Solutions Holdings, Inc.	1.4%

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